PREPAID EXPENSES, ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES, ACCOUNTS AND OTHER RECEIVABLES
Prepaids expenses, accounts and other receivables
	December 31, 2022	December 31, 2021
GST and HST receivables	$467	$564
Other receivables	32	40
Prepaid expenses	619	405
	$1,118	$1,009